Statements Of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ (33,317)	[1]	$ (20,739)	[1]	$ (16,779)	[1]
Other income, net	11,955		5,283		7,366
Interest income	4,939		2,038		2,676
Income before income tax	52,359		52,621		15,804
Income tax expenses	11,143		15,188		2,196
Consolidated net income attributable to Nam Tai shareholders	297	[2]	66,921	[2]	505	[2]
Other comprehensive income
Comprehensive income attributable to Nam Tai shareholders	297		66,921		505
Parent Company
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(2,073)	[3]	(1,729)	[3]	(2,374)	[3]
Other income, net	12,215		15,165		1,186
Interest income on loan to a subsidiary	5,005		4,818		7,721
Interest income	2,626		1,421		725
Income before income tax	17,773		19,675		7,258
Income tax expenses
Income before share of net profits of subsidiaries, net of taxes	17,773		19,675		7,258
Share of net profits (losses) of subsidiaries, net of taxes	(17,476)		47,246		(6,753)
Consolidated net income attributable to Nam Tai shareholders	297		66,921		505
Other comprehensive income
Comprehensive income attributable to Nam Tai shareholders	$ 297		$ 66,921		$ 505

[1]	General and administrative expenses include employee severance benefits of $180, $1,877 and $14,017 for the years ended December 31, 2011, 2012 and 2013, respectively.
[2]	"Nam Tai" refers to Nam Tai Electronics, Inc.
[3]	Amount of share-based compensation expense included in general and administrative expenses $ 112 $ 547 $ 1,536